Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 8,476,014	$ 8,542,492
Less: accumulated amortization	(1,535,469)	(1,120,387)
Intangible assets, net	6,940,545	7,422,105
Self-developed software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	94,735	95,478
Acquired ERP system [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 8,381,279	$ 8,447,014